Acquisitions (Tables)	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

	2014	2013	2012
Assets:
Accounts receivable	$954	$91,668	$24,833
Inventories	2,184	93,915	29,102
Prepaid expenses	57	4,672	1,541
Deferred income taxes	189	(1,713)	5,679
Plant and equipment	11,211	74,439	28,929
Intangible and other assets	5,646	280,001	59,576
Goodwill	3,195	317,879	68,144
	23,436	860,861	217,804
Liabilities and equity:
Notes payable	—	11,920	1,887
Accounts payable, trade	915	46,596	7,189
Accrued payrolls and other compensation	263	12,099	3,672
Accrued domestic and foreign taxes	1	7,073	2,882
Other accrued liabilities	3,864	16,805	5,984
Long-term debt	—	102,122	4,365
Pensions and other postretirement benefits	—	2,125	11,396
Deferred income taxes	—	39,214	24,062
Other liabilities	800	689	111
Noncontrolling interests	—	1,074	—
	5,843	239,717	61,548
Net assets acquired	$17,593	$621,144	$156,256